Parent Only Information (Tables) - Parent [Member]	12 Months Ended
Dec. 31, 2023
Parent Only Information (Tables) [Line Items]
Schedule of Condensed Balance Sheets	Condensed Balance Sheets:
	As of December 31,
	2022	2023
	RMB	RMB	USD
			(Note 2h)
ASSETS
Current assets
Cash and cash equivalents	658	1,034	146
Amount due from inter-company	501,913	439,313	61,876
Other current assets	42,090	69,728	9,821
Non-current assets
Investment in subsidiaries	—	—	—
TOTAL ASSETS	544,661	510,075	71,843

LIABILITIES AND EQUITY
Current liabilities
Investment deficit in subsidiaries and consolidated VIEs	400,518	396,106	55,790
Other current liabilities	78,585	46,617	6,566
Total current liabilities	479,103	442,723	62,356

Non-current liabilities:
Other non-current liabilities	14,291	5,383	759
TOTAL LIABILITIES	493,394	448,106	63,115

EQUITY
Class A ordinary shares (1,666,667 and 20,000,000 authorized, 346,084 and 611,778 issued and outstanding as of December 31, 2022 and, 2023, with par value of US$0.024(i))	57	93	13
Class B ordinary shares (416,667 and 5,000,000 authorized, 39,387 and 39,387 issued and outstanding as of December 31, 2022 and, 2023, with par value of US$0.024(i))	6	6	1
Additional paid-in capital	4,550,134	4,573,515	644,166
Accumulated deficit	(4,523,227)	(4,534,399)	(638,657)
Accumulated other comprehensive loss	24,297	22,754	3,205
TOTAL EQUITY	51,267	61,969	8,728
TOTAL LIABILITIES AND EQUITY	544,661	510,075	71,843

(i) The ordinary shares are presented on a retroactive basis to reflect the Company’s share consolidation on April 21, 2022, to effect a share consolidation of 20 ordinary shares with par value of US$0.0001 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.002 each of the Company, and a share consolidation on November 29, 2023, to effect a share consolidation of 12 ordinary shares with par value of US$0.002 each in the Company’s issued and unissued share capital into one ordinary share with par value of US$0.024 each of the Company.

Schedule of Condensed Statements of Operations and Comprehensive Loss	Condensed Statements of Operations and Comprehensive Loss:
	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
				(Note 2h)
(Loss)/Income from operations	(120,491)	(206)	8,747	1,231
Non-operating loss	—	—	(25,245)	(3,556)
(Loss)/Income from investment in subsidiaries	(1,875,922)	(291,468)	11,634	1,639
Net loss	(1,996,413)	(291,674)	(4,864)	(686)
Other comprehensive loss	(3,651)	(1,851)	(1,543)	(217)
Total Comprehensive loss	(2,000,064)	(293,525)	(6,407)	(903)

Schedule of Condensed Statements of Cash Flows	Condensed Statements of Cash Flows:
	For the Years Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
				(Note 2h)
Net cash (used in)/provided by operating activities	(290,529)	(18,223)	5,872	827
Net cash used in investing activities	—	—	—	—
Net cash provided by/(used in) financing activities	111,724	17,684	(5,482)	(772)
Cash received from convertible bond	—	17,684	—	—
Redemption of convertible bond			(5,482)	(772)
Underwritten public offering financing, net of listing fee	111,559	—	—	—
Capital contribution from minority shareholders	165	—	—	—
Effects of exchange rate changes	2,087	(87)	(14)	(2)
Net (decrease)/increase in cash and cash equivalents	(176,718)	(626)	376	53
Cash and cash equivalents at beginning of the year	178,002	1,284	658	93
Cash and cash equivalents at end of the year	1,284	658	1,034	146